Employees	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Employees

26 EMPLOYEES

Employee costs	$ million
	2017	2016[A]	2015
Remuneration	10,855	11,985	12,558
Social security contributions	844	867	830
Retirement benefits (see Note 17)	1,815	2,181	2,984
Share-based compensation (see Note 21)	802	693	750
Total	14,316	15,726	17,122

[A] In addition, there were redundancy costs of $1,441 million.

Average employee numbers	Thousand
	2017	2016	2015
Integrated Gas	11	13	13
Upstream	18	22	22
Downstream	40	40	43
Corporate [A]	17	17	15
Total	86	92	93

[A] Includes all employees working in business service centres irrespective of the segment they support.